K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

November 23, 2016
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:          Absolute Shares Trust
File Nos. 333-192733 and 811-2291
Post-Effective Amendment No. 12
Ladies and Gentlemen:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Absolute Shares Trust (the “Trust”) is Post-Effective Amendment No. 12 to the Trust’s currently effective Registration Statement on Form N-1A (“Registration Statement”) relating to the WBI Power Factor High Dividend ETF (the “Fund”), a new series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 9 (“PEA No. 9”) to the Registration Statement, that was filed with the SEC pursuant to Rule 485(a) of the 1933 Act on September 9, 2016; (2) file exhibits that were not included with PEA No. 9; and (3) make other clarifying, updating and stylistic changes.

The Trust elects that this filing become effective on November 23, 2016, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please contact me at (202) 778-9052.

Very truly yours,

/s/ Frank J. Mazzucco
Frank J. Mazzucco

cc: Matthew Bromberg
                     WBI Investments, Inc.